Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 3,118,080	$ 1,484,762
Restricted cash, current	6,753,685	1,439,926
Accounts receivable, net	6,050,495	2,637,236
Accounts receivable from related party, net		1,060,977
Notes receivable		68,108
Inventories	10,279,397	4,840,234
Deferred cost of revenue	2,547,580
Advances to suppliers and other current assets, net	2,885,510	2,528,411
Due from related parties		3,563
Total current assets	31,634,747	14,063,217
Restricted cash, non-current	500,000
Property, plant and equipment, net	10,449,466	1,199,611
Land use rights, net	2,243,183	2,143,002
Deferred tax assets	518,251	181,003
Other non-current assets		4,591
Total assets	45,345,647	17,591,424
Current liabilities
Accounts payable and bank acceptance notes to vendors	4,903,058	1,844,077
Loans due within one year	9,020,697	2,879,853
Due to related parties		714,999
Deferred income		25,919
Advances from customers	1,408,208	833,742
Income tax payables	501,921	329,212
Accrued expenses and other payables	8,509,425	210,400
Total current liabilities	24,343,309	6,838,202
Long term loans	11,050
Total liabilities	24,354,359	6,838,202
Shareholders' equity
Common shares ($0.001 par value, 200,000,000 shares authorized, 10,809,000 and 9,199,000 shares issued and outstanding as of December 31, 2017 and 2016, respectively)	10,809	9,199
Additional paid-in capital	15,059,181	7,949,466
Statutory reserves	705,698	382,802
Retained earnings	5,228,733	2,960,698
Accumulated other comprehensive loss	(13,133)	(548,943)
Total shareholders' equity	20,991,288	10,753,222
Total liabilities and shareholders' equity	$ 45,345,647	$ 17,591,424